Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Consolidated statements of comprehensive loss
Revenues	$ 7,350,946	$ 3,513,788	$ 2,417,173
Cost of sales	4,065,381	1,909,606	1,812,783
Gross profit	3,285,565	1,604,182	604,390
Expenses
Research and development	2,242,794	1,489,953
Office salaries and benefits	3,335,799	1,754,613	315,138
Selling and marketing expenses	1,972,306	1,086,057	238,389
Professional fees	3,590,816	1,633,477	671,788
Office and general	1,949,583	1,239,457	194,932
Share-based compensation	2,699,481	7,121,444	1,312,071
Depreciation	268,490	184,855	27,895
Net finance expense	223,660	2,256,392	108,400
Other income	(143,922)	(153,749)	(10,000)
Operating expense	16,139,007	16,612,499	2,858,613
Loss before tax	(12,853,442)	(15,008,317)	(2,254,223)
Income taxes
Current tax expense	182,854	131,403
Deferred tax expense (recovery)	75,489	(25,813)	21,309
Total income tax expense	258,343	105,590	21,309
Net loss for the period	(13,111,785)	(15,113,907)	(2,275,532)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	309,105	388,566
Other comprehensive income, net of tax	309,105	388,566
Total comprehensive loss for the year, net of tax	$ (12,802,680)	$ (14,725,341)	$ (2,275,532)
Weighted average shares outstanding, Basic	8,318,121	7,412,899	4,179,017
Weighted average shares outstanding, Diluted	8,318,121	7,412,899	4,179,017
Basic loss per share	$ (1.58)	$ (2.04)	$ (0.56)
Diluted loss per share	$ (1.58)	$ (2.04)	$ (0.56)